(LOSS)/INCOME PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Reconciliation between basic and diluted income/(loss) per common share
The following table provides a reconciliation between basic and diluted loss per common share:

	For the Years Ended December 31,
	2019	2018
Net loss attributable to Golden Star shareholders	$(67,434)	$(18,123)

Weighted average number of basic shares (millions)	109.0	84.3

Loss per share attributable to Golden Star shareholders:
Basic	$(0.62)	$(0.21)
Diluted	$(0.62)	$(0.21)